File Nos. 333-178461/811-4716

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☒
Amendment No. 48	☒

(Check appropriate box or boxes.)
SYMETRA RESOURCE VARIABLE ACCOUNT B
(Exact Name of Registrant)
Symetra Life Insurance Company
(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA	98004
(Address of Depositor's Principal Executive Offices)	(Zip Code)
Depositor’s Telephone Number, including Area Code (425) 256-8000
Name and Address of Agent for Service
Jacqueline M. Veneziani
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004
(425) 256-5026
Approximate date of Proposed Public Offering:
As Soon as Practicable after Effective Date of this registration statement

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On July 2, 2014, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts

EXPLANATORY NOTE

Registrant is filing this post-effective amendment (“Amendment”) for the purpose of adding a supplement (“Supplement”) to the currently effective prospectus and Statement of Additional Information for the variable annuity contracts that are the subject of the Registration Statement (“Contracts”). The Supplement describes the redomestication of Symetra Life Insurance Company to the state of Iowa. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

INCORPORATION BY REFERENCE
The prospectus, Statement of Additional Information, and Part C, except as modified by this Supplement, that were effective May 1, 2014, previously filed with the Commission under SEC file No. 333-178461, are hereby incorporated by reference and made a part of this Amendment.

Supplement to Symetra True Variable Annuity® Prospectus
Supplement dated July 2, 2014
to Prospectus dated May 1, 2014, as supplemented

This supplement amends certain information contained in the above-referenced prospectus (“Prospectus”). Please read this supplement in conjunction with the Prospectus and keep it for future reference. Except as noted, capitalized terms in this supplement have the same meaning as those contained in the Prospectus. The supplement described the redomestication of Symetra Life Insurance Company to the state of Iowa.

On page 38 of the Prospectus, the sub-sections titled SYMETRA LIFE INSURANCE COMPANY and SEPARATE ACCOUNT under Section 10: Other Information are replaced with the following:

SYMETRA LIFE INSURANCE COMPANY
Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957. Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.
SEPARATE ACCOUNT
We established Symetra Resource Variable Account B on February 6, 1986. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.
Symetra Life is taxed as a life insurance company under the Code. The assets in the Separate Account are the property of Symetra Life. For federal income tax purposes, the Separate Account is not a separate entity from Symetra Life and its operations form a part of Symetra Life. However, the portion of the assets in the Separate Account equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Income, gains and losses, realized and unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the Contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

Supplement to Symetra True Variable Annuity® Statement of Additional Information
Supplement dated July 2, 2014
to Statement of Additional Information dated May 1, 2014, as supplemented

This supplement amends certain information contained in the above-referenced Statement of Additional Information ("SAI"). Please read this supplement in conjunction with the SAI and keep it for future reference. Except as noted, capitalized terms in this supplement have the same meaning as those contained in the SAI. The supplement describes the redomestication of Symetra Life Insurance Company to the state of Iowa.

On page 1 of the SAI, the Section titled GENERAL INFORMATION is replaced with the following:

GENERAL INFORMATION
Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957. Effective July 1, 2014, Symetra Life Insurance Company changed its state of domicile from Washington to Iowa and became an Iowa stock life insurance company.
We established Symetra Resource Variable Account B (“the Separate Account”) to hold assets that underlie contract values invested in a number of different variable annuity contracts. The Separate Account meets the definition of “separate account” under Iowa law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.
Accumulation Units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The Contract Owner bears the entire investment risk. There can be no assurance that the aggregate value in the Contract will equal or exceed the Purchase Payments made under the Contract.

SYMETRA RESOURCE VARIABLE ACCOUNT B
PART C
OTHER INFORMATION

Item 24(b) is revised to update the following exhibit(s):

Exhibit		Description	Reference
6.	(a)	Articles of Incorporation of Symetra Life	1/
	(b)	Bylaws of Symetra Life	1/
9.		Opinion and Consent of Counsel	Filed Herewith
10.		Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

Reference	Description
1/	Incorporated by reference to Post-Effective Amendment No. 32 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on July 2, 2014 (File No. 33-69712).

Item 26. Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Resource Variable Account B (“Registrant”). Symetra Life established Registrant by resolution of its Board of Directors. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Iowa law. All subsidiaries are included in consolidated financial statements. Following is the organizational chart of Symetra Financial Corporation.

SYMETRA FINANCIAL CORPORATION
FEI # 20-0978027 - Domicile (DE)
Symetra Life Insurance Company *** FEI # 91-0742147 NAIC Co. # 68608* Domicile: IA
Symetra Assigned Benefits Service Company *** FEI # 91-1246870 Domicile: WA
Symetra Administrative Services, Inc. *** FEI # 91-1364981 Domicile: WA
Clearscape Funding Corporation *** FEI # 20-3820455 Domicile: WA
Symetra Securities, Inc. *** FEI # 91-0824835 Domicile: WA
Symetra Investment Management, Inc. *** FEI # 36-4715812 Domicile: WA
Health Network Strategies, LLC *** FEI # 20-8947838 Domicile: DE 60% Owned, 40% Other Members
TIF Invest III, LLC *** FEI # 26-3530060 Domicile: DE
Symetra National Life Insurance Company *** FEI # 91-1079693 NAIC Co. # 90581* Domicile: IA
First Symetra National Life Insurance Company of New York *** FEI # 91-1367496 NAIC Co. #: 78417* Domicile: NY
WSF Receivables I, LLC *** FEI # 26-1099574 Domicile: FL
Rocket Drive Holdings, LLC *** FEI # 38-3907508 Domicile: FL
Medical Risk Managers, Inc. *** FEI # 51-0309072 Domicile: DE

* NAIC Group # 1129
100% owned unless otherwise noted
Updated 7/1/14

Item 28. Indemnification

As more fully set forth in its Bylaws, Symetra Life, to the maximum extent it is empowered by the Iowa Business Corporation Act, Iowa Code Chapter 490, shall indemnify and advance expenses to any person who was or is a party to or is threatened to be made a party to any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including a grand jury proceeding) and whether formal or informal, by reason of the fact that such person (a) is or was a director or officer of the corporation, or (b) while a director or officer of the corporation, is or was serving at the request of the corporation as a director, officer, employee, agent, partner or trustee (or in a similar capacity) of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against reasonable expenses (including attorneys’ fees), judgments, fines, penalties, including an excise tax assessed with respect to an employee benefit plan, and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding or any appeal thereof.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•
“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•
“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

•
“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 30th of June, 2014.
Symetra Resource Variable Account B
Registrant

By:    Symetra Life Insurance Company

By:     THOMAS M. MARRA*
Thomas M. Marra, Director

Symetra Life Insurance Company
Depositor

By:     THOMAS M. MARRA*
Thomas M. Marra, Director

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is filed herewith.

NAME	TITLE

Michael W. Fry	Director and Executive Vice President
Michael W. Fry

/s/ David S. Goldstein	Director, General Counsel, Senior Vice President and Secretary
David S. Goldstein

Daniel R. Guilbert*	Director and Executive Vice President
Daniel R. Guilbert

Thomas M. Marra*	Director and President (Principal Executive Officer)
Thomas M. Marra*

Margaret A. Meister*	Director, Chief Financial Officer and Executive Vice President
Margaret A. Meister	(Principal Financial Officer and Principal Accounting Officer)

Power of Attorney

Symetra Life Insurance Company, (the “Company”), and each of its undersigned officers and directors, hereby nominate and appoint Margaret A. Meister and David S. Goldstein, each with power to act alone, their true and lawful attorney-in-fact and agent, for them and in their names and places in any and all capacities, to execute and sign all amendments to the following Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940:

Separate Account	‘40 Act Filing Number	Products	’33 Act Filing Number
Symetra Resource Variable Account B	811-4716	Spinnaker Plus Resource B Symetra True Variable Annuity	33-69600 33-06546 333-178461
Symetra Separate Account C	811-8052	Spinnaker Spinnaker Advisor Spinnaker Choice Symetra Focus Mainsail Symetra Retirement Passport	33-69712 333-41622 333-111216 333-137411 33-60331 333-158141
Symetra Deferred Variable Annuity Account	811-4961	Symetra Deferred Annuity	333-65087
Symetra Separate Account SL	811-4909	Premier Accumulation Life Symetra Complete Symetra Complete Advisor Enhanced Accumulation Life	333-30329 333-136776 333-136776 33-10248

The undersigned officers and directors, further nominate and appoint Margaret A. Meister and David S. Goldstein, each with power to act alone, to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of the variable insurance products issued from the Separate Accounts, such amendments and any supplements thereto, as well as any and all exhibits and other documents necessary or desirable to such amendment or supplement process, granting to such attorney full power and authority to do and perform each and every act necessary and/or appropriate as fully and with all intents and purposes as the Company itself and the undersigned officers and directors themselves might or could do.

(Continued on Next Page)

IN WITNESS WHEREOF, SYMETRA LIFE INSURANCE COMPANY has caused this power of attorney to be executed in its full name and by its President and attested by its Secretary, and the undersigned officers and directors have each executed such power of attorney, on the 20th day of June 2014.

SYMETRA LIFE INSURANCE COMPANY

	By:	/s/ Thomas M. Marra
Thomas M. Marra, President
ATTEST:
/s/Jacqueline M. Veneziani
Jacqueline M. Veneziani, Assistant Secretary

NAME		TITLE

/s/ Michael W. Fry		Director and Executive Vice President
Michael W. Fry

/s/ David S. Goldstein		Director, General Counsel, Senior Vice President
David S. Goldstein		and Secretary

/s/ Daniel R. Guilbert		Director and Executive Vice President
Daniel R. Guilbert

/s/ Thomas M. Marra		Director and President
Thomas M. Marra

/s/ Margaret A. Meister		Director, Chief Financial Officer, and
Margaret A. Meister		Executive Vice President